Earnings per Share	12 Months Ended
Jan. 31, 2013
Earnings Per Share [Abstract]
Earnings per Share

5.    Earnings per Share

Earnings per share are calculated were as follows:

	Fiscal years ended January 31,
	2013	2012	2011
Amounts attributable to UTi Worldwide Inc. common shareholders:
Net (loss)/income	$(100,506)	$72,533	$69,903

Weighted average number of ordinary shares	103,544,171	102,586,527	100,577,194
Incremental shares required for diluted earnings per share related to stock options/restricted share units	—	859,854	1,644,843

Diluted weighted average number of ordinary shares	103,544,171	103,446,381	102,222,037

Basic (loss)/earnings per common share attributable to UTi Worldwide Inc. common shareholders	$(0.97)	$0.71	$0.70

Diluted (loss)/earnings per common share attributable to UTi Worldwide Inc. common shareholders	$(0.97)	$0.70	$0.68

Weighted-average diluted shares excluded from computation		2,969,560	2,696,745

Weighted-average diluted shares outstanding exclude shares representing stock awards that have exercise prices in excess of the average market price of the Company’s common stock during the year or do not result in incremental shares when applying the treasury stock method under ASC 260, Earnings Per Share.

For the fiscal year ended January 31, 2013, no incremental common shares are included in the computation of diluted (loss)/earnings per common share, as the Company has a net loss.